Shareholder Report, Holdings (Details) - BNY Mellon Short Term Income Fund	Jul. 31, 2024
Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Class A | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Government
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class A | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Class A | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
Class A | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Class D | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Class D | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class D | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class D | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class D | Government
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class D | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class D | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class D | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class D | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class D | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class D | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class D | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class D | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Class D | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class D | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
Class D | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class D | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class D | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class D | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class D | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class D | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class D | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class D | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class D | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class D | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Class I | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Government
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class I | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class I | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Class I | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
Class I | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class I | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class I | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class I | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Class Y | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Y | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y | Government
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class Y | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Y | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class Y | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class Y | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Class Y | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
Class Y | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class Y | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class Y | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Y | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Y | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class Y | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.40%